Inventory (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Inventory [Line Items]
Raw materials		$ 125,583	$ 79,090
Finished goods		985,924	1,091,007
Total	$ 731,533	$ 1,111,507	$ 1,170,097